RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of related party balances and transactions
	December 31,
	2025	2024

Trade payables and accrued expenses	$90	$58

	Year ended December 31,
	2025	2024	2023
Amounts charged to:

Research and development expenses	$139	$141	$147